DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Total Current assets	$ 7,185,702	$ 2,851,711
Total assets	35,564,173	7,728,826
Total Current liabilities	6,403,485	2,560,381
Total liabilities	6,561,576	2,560,381
Discontinued Operations [Member]
Consideration	1,280
Cash and cash equivalents	86,954	602,463
Accounts receivable, net	11,297	11,360
Prepaid expenses and other current assets	830,120	394,458
Property, plant and equipment, net	11,974	12,596
Long-term investment	1,812,920	2,164,228
Other payables and accrued liabilities	(2,783,388)	114,306
Net assets of discontinued operations	(30,123)
Non-controlling interest of discontinued operations	409,875
Foreign exchange gain	(11,249)
Less: net assets of discontinued business contributable to the Company	368,503
Loss on disposal of discontinued operations	$ (367,223)
Total Current assets		1,008,281
Total non current assets		12,596
Total assets		1,020,877
Total Current liabilities		114,306
Total liabilities		$ 114,306